Organization and Principal Activities - Schedule of Financial Statement Amounts and Balances of VIEs - Comprehensive Income ( (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Variable Interest Entity [Line Items]
Net revenues	$ 40,033,097	$ 35,518,790	$ 45,477,926
Net loss	(10,558,169)	(11,262,821)	(19,950,120)
VIEs
Variable Interest Entity [Line Items]
Net revenues	25,705,251	17,497,599	24,747,244
Net loss	$ (2,279,211)	$ (7,098,995)	$ (10,013,159)